Revenue and Geography Information (Details) - Schedule of location of company’s long-lived assets - CNY (¥) ¥ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Revenue, Major Customer [Line Items]
Total	¥ 54,589	¥ 37,112
PRC [Member]
Revenue, Major Customer [Line Items]
Total	54,543	36,944
India [Member]
Revenue, Major Customer [Line Items]
Total	¥ 46	¥ 168